LOANS (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance, beginning of year	$ 2,347	$ 1,123
Loan disbursements	279	1,751
Loan repayments	(583)	(527)
Balance, end of year	$ 2,043	$ 2,347